May 1, 2022
Updating Summary Prospectus For Investors in Preference Plus Select® Variable Annuity Contracts B Class, Bonus Class, C Class and L Class
Issued by Metropolitan Life Separate Account E of Metropolitan Life Insurance Company
This Updating Summary Prospectus includes updating information about individual Preference Plus Select® Contracts for deferred variable annuities (“Deferred Annuities”) issued by Metropolitan Life Insurance Company ( “MetLife” ,” the “Company,” “we,” “us” or “our”).
The prospectus for the Contracts contains more information about the Contracts, including features, benefits, and risks. You can find the current prospectus and other information about the Contracts online at dfinview.com/metlife/tahd/MET000204. You can also obtain this information at no cost by calling your Administrative Office at 1-800-638-7732, or by sending an email request to RCG@metlife.com.
Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Please note that the Contracts and the Portfolios are not guaranteed to achieve their goals, are not federally insured, are not endorsed by any bank or government agency, and are subject to risks, including the loss of the amount invested.
The Securities and Exchange Commission (“SEC”)has not approved or disapproved the Contract or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since you last received the Updating Summary Prospectus dated April 30, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract:
•	For changes in the names of certain Portfolios and any other changes to the Portfolios please refer to Appendix A.
•	For updated Portfolio expense information please refer to "Important Information You Should Consider About the Contract" and Appendix A.
•	For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	A Withdrawal Charge of up to 9.00% will be assessed on any premium payment paid less than 7 years before the date of the withdrawal.
	For example, if you purchase a Bonus Class Contract for $100,000 and surrender your Contract during the first year, You will pay a Withdrawal Charge of up to $9,000.			Charges
Transaction Charges	In addition to surrender charges, you also may be charged for other transactions. Although we do not currently charge a fee for transfers of cash value among Divisions or between the Divisions and the Fixed Account, We reserve the right to impose a transfer fee of $25.			Charges
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fees
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract class)	1.25%(1)	1.70% (1)
	Investment options (Portfolio fees and expenses) (As a percentage of Portfolio assets.)	0.42%	1.21%
	Optional benefits for an additional charge (for a single optional benefit, if elected)	0.20%(2)	1.50% (3)
(1) As a percentage of your Account Balance in the Separate Account.
(2) As a percentage of your average Account Balance in the Separate Account.
(3) As a percentage of the Total Guaranteed Withdrawal Amount (as defined later in this Prospectus).
Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	FEES AND EXPENSES		LOCATION IN PROSPECTUS
	Lowest Annual Cost:	Highest Annual Cost:
	$1,559	$3,644
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Contract classes and Portfolio fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of Contract classes, optional benefits and Portfolio fees and expenses
• No sales charges
• No additional purchase payments, transfers or withdrawals
	RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal.		Principal Risks of Investing in the Contract
Not a Short-Term Investment	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
• Withdrawal Charges may apply for up to 7 years following each purchase payment. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time.
• The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.
	• Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1⁄2.		Principal Risks of Investing in the Contract
Risks Associated with Investment Options	• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios).
• Each investment option (including any Fixed Account investment option) will have its own unique risks.
	• You should review these investment options before making an investment decision.		Principal Risks of Investing in the Contract
Insurance Company Risks	An investment in the Contract is subject to the risks related to the Company. Any obligations (including under any Fixed Account investment option), guarantees, or benefits are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available by visiting https://www.metlife.com/about-us/corporate-profile/ratings/.		Principal Risks of Investing in the Contract

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments	Although we do not currently charge a fee for transfers of cash value among Divisions or between the Divisions and the Fixed Account, We reserve the right to impose a transfer fee in the future of $25 for each transfer over twelve in a Contract Year.
We reserve the right to add, remove or substitute Portfolios.
	The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.	Charges – Transfer Fee
Optional Benefits	Many optional benefits limit or restrict the Portfolios You may select under the Contract. We may change these restrictions in the future.
You are required to have a certain Contract value for some optional benefits. If withdrawals reduce Your Contract below this value, your optional benefits may be reduced or terminated.
	Subsequent purchase payments are currently restricted for certain optional benefits. If your annuity was issued in connection with an employer plan, you should check with your employer regarding the availability of riders.	Benefits Available Under the Contract
	TAXES	LOCATION IN PROSPECTUS
Tax Implications	• You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.
• There is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA).
	• Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1⁄2.	Federal Tax Considerations
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation	Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.	Who Sells the Deferred Annuities
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.	Replacement of Annuity Contracts

IMPORTANT TERMS YOU SHOULD KNOW
Account Balance — When You purchase a Deferred Annuity, an account is set up for You. Your Account Balance is the total amount of money credited to You under your Deferred Annuity including money in the Divisions of the Separate Account, the Fixed Account and the Enhanced Dollar Cost Averaging Program.
Accumulation Unit Value — With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the New York Stock Exchange (the "Exchange") each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.
Administrative Office — Your Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity. Your Contract will indicate the address of your Administrative Office. We will notify You if there is a change in the address of your Administrative Office. The telephone number to initiate a request is 800-638-7732.
Annuitant  — The natural person whose life is the measure for determining the duration and the dollar amount of income payments.
Annuity Unit Value — With a variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.
Assumed Investment Return (AIR) — Under a variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.
Beneficiary  — The person or persons who receives a benefit, including continuing payments or a lump sum payment, if the Contract Owner dies.
Contract  — A Contract is the legal agreement between You and MetLife. This document contains relevant provisions of your Deferred Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.
Contract Anniversary — An anniversary of the date we issue the Deferred Annuity.
Contract Owner — The person or entity which has all rights including the right to direct who receives income payments.
Contract Year — The Contract Year for a Deferred Annuity is the one year period starting on the date we issue the Contract and each Contract Anniversary thereafter.
Divisions  —  Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to a Division, the Division purchases shares of a Portfolio (with the same name) within Brighthouse Trust I, Brighthouse Trust II, or the American Funds®.

Good Order — A request or transaction generally is considered in “Good Order” if it complies with our administrative procedures and the required information is complete and correct. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative before submitting the form or request.
MetLife  —  MetLife is Metropolitan Life Insurance Company which is the company that issues the Deferred Annuities. Throughout this Prospectus, MetLife is also referred to as the “Company,” “we,” “us” or “our.”
Separate Account — Metropolitan Life Separate Account E (“Separate Account”) is an investment account. All assets contributed to Divisions under the Deferred Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities.
Variable Annuity — An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a variable annuity.
Withdrawal Charge — The Withdrawal Charge is the amount we deduct from your Account Balance, if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.
You — In this Prospectus “You” is the Contract Owner of the Deferred Annuity and can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by MetLife). “You” can also be a Beneficiary of a deceased person’s Individual Retirement Account Contract or non-qualified Deferred Annuity who purchases the Deferred Annuity in his or her capacity as Beneficiary. A Contract generally may have two Owners (both of whom must be individuals). The Contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA Contract.

APPENDIX A — PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolios available. You should check with your Employer as to which Portfolios are available under your Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000204. You can also request this information at no cost by calling 800-638-7732, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. If your annuity was issued in connection with an employer plan, you should check with your Employer as to which Portfolios are available under your Contract.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Deferred Annuity may charge, such as Platform Charges. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
Allocation	AB Global Dynamic Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.	0.88%	—	—	9.28%	7.67%	7.07%
Global Equity	American Funds Global Small Capitalization Fund*(1) - Class 2 Capital Research and Management CompanySM	0.90%	0.25%	1.15%	6.74%	12.51%	15.45%
US Equity	American Funds Growth Fund(1) - Class 2 Capital Research and Management CompanySM	0.60%	0.25%	0.85%	21.97%	19.71%	25.43%
US Equity	American Funds Growth-Income Fund(1) - Class 2 Capital Research and Management CompanySM	0.54%	0.25%	0.79%	24.10%	15.42%	16.39%
US Fixed Income	American Funds The Bond Fund of America*(1) - Class 2 Capital Research and Management CompanySM	0.45%	0.25%	0.70%	-0.31%	3.27%	4.25%
Allocation	American Funds® Balanced Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.97%	—	—	12.14%	11.61%	10.22%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
Allocation	American Funds® Growth Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	1.01%	—	—	15.91%	13.89%	12.35%
Allocation	American Funds® Moderate Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.94%	—	—	9.64%	9.44%	8.33%
International Equity	Baillie Gifford International Stock Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.96%	—	—	-0.99%	13.08%	9.70%
International Equity	Baillie Gifford International Stock Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.86%	—	—	-0.91%	13.18%	9.81%
US Fixed Income	BlackRock Bond Income Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.62%	—	—	-0.69%	4.00%	3.60%
US Fixed Income	BlackRock Bond Income Portfolio† - Class E Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.52%	—	—	-0.60%	4.10%	3.70%
US Equity	BlackRock Capital Appreciation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.87%	—	—	20.88%	25.13%	18.34%
Allocation	BlackRock Global Tactical Strategies Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.93%	—	—	9.79%	7.76%	6.81%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
US Fixed Income	BlackRock Ultra-Short Term Bond Portfolio*(2) - Class B Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.61%	—	—	-0.45%	0.76%	0.39%
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.97%	—	—	18.13%	14.64%	12.88%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class B Brighthouse Investment Advisers, LLC	0.85%	—	—	3.69%	5.73%	5.03%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.85%	—	—	7.42%	7.84%	7.10%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.88%	—	—	10.90%	10.18%	9.20%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.92%	—	—	14.71%	12.62%	11.26%
Allocation	Brighthouse Balanced Plus Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC	0.89%	—	—	7.54%	10.39%	9.22%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	1.00%	—	—	26.59%	10.04%	10.72%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.90%	—	—	26.71%	10.15%	10.83%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
US Fixed Income	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.72%	—	—	0.28%	1.75%	1.78%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.76%	—	—	13.73%	12.56%	11.36%
Allocation	Brighthouse/Wellington Balanced Portfolio† - Class E Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.66%	—	—	13.86%	12.68%	11.48%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.85%	—	—	24.11%	16.33%	14.46%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.75%	—	—	24.23%	16.44%	14.58%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.78%	—	—	24.03%	17.85%	16.04%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
US Equity	Brighthouse/Wellington Large Cap Research Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.68%	—	—	24.20%	17.96%	16.16%
Sector	CBRE Global Real Estate Portfolio - Class B (formerly known as Clarion Global Real Estate Portfolio - Class B) Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.87%	—	—	34.42%	10.02%	9.01%
US Equity	Frontier Mid Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.95%	—	—	14.38%	18.60%	15.20%
US Equity	Frontier Mid Cap Growth Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.85%	—	—	14.48%	18.72%	15.31%
International Equity	Harris Oakmark International Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	1.01%	—	—	8.44%	7.08%	8.73%
International Equity	Harris Oakmark International Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.91%	—	—	8.52%	7.18%	8.83%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
Alternative	Invesco Balanced-Risk Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.92%	—	—	9.69%	7.47%	—
Global Equity	Invesco Global Equity Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.82%	—	—	15.47%	18.14%	14.17%
Global Equity	Invesco Global Equity Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.72%	—	—	15.61%	18.27%	14.29%
US Equity	Invesco Small Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.05%	—	—	6.93%	18.91%	16.63%
US Equity	Invesco Small Cap Growth Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.95%	—	—	7.01%	19.03%	16.75%
US Equity	Jennison Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.78%	—	—	16.91%	27.14%	20.21%
US Equity	Jennison Growth Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.68%	—	—	17.00%	27.26%	20.32%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
Allocation	JPMorgan Global Active Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.97%	—	—	9.64%	9.27%	—
Allocation	Loomis Sayles Global Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.02%	—	—	14.26%	14.24%	11.33%
US Equity	Loomis Sayles Growth Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.81%	—	—	18.27%	16.29%	15.70%
US Equity	Loomis Sayles Growth Portfolio† - Class E Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.71%	—	—	18.46%	16.41%	15.82%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.12%	—	—	21.64%	11.67%	12.94%
US Equity	Loomis Sayles Small Cap Core Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.02%	—	—	21.77%	11.78%	13.06%
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.11%	—	—	9.74%	18.78%	15.50%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
US Equity	Loomis Sayles Small Cap Growth Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.01%	—	—	9.86%	18.90%	15.61%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.52%	—	—	-2.22%	3.05%	2.38%
US Fixed Income	MetLife Aggregate Bond Index Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.42%	—	—	-2.08%	3.16%	2.48%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.54%	—	—	24.07%	12.52%	13.64%
US Equity	MetLife Mid Cap Stock Index Portfolio† - Class E Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.44%	—	—	24.23%	12.65%	13.76%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.63%	—	—	10.48%	9.11%	7.56%
International Equity	MetLife MSCI EAFE® Index Portfolio† - Class E Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.53%	—	—	10.54%	9.23%	7.68%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
Allocation	MetLife Multi-Index Targeted Risk Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Management, LLC	0.64%	—	—	9.72%	8.82%	—
US Equity	MetLife Russell 2000® Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.55%	—	—	14.23%	11.66%	12.92%
US Equity	MetLife Russell 2000® Index Portfolio† - Class E Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.45%	—	—	14.31%	11.76%	13.02%
US Equity	MetLife Stock Index Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.51%	—	—	28.04%	17.89%	15.97%
US Equity	MetLife Stock Index Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.41%	—	—	28.17%	18.00%	16.09%
International Equity	MFS ® Research International Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.89%	—	—	11.71%	12.29%	8.45%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
International Equity	MFS ® Research International Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.79%	—	—	11.80%	12.40%	8.56%
Allocation	MFS ® Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.84%	—	—	13.93%	9.61%	9.41%
Allocation	MFS ® Total Return Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.74%	—	—	14.05%	9.72%	9.52%
US Equity	MFS ® Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.82%	—	—	25.30%	12.22%	13.42%
US Equity	MFS ® Value Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.72%	—	—	25.40%	12.34%	13.53%
US Equity	Morgan Stanley Discovery Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.87%	—	—	-10.78%	37.29%	20.60%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
US Equity	Morgan Stanley Discovery Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.77%	—	—	-10.69%	37.43%	20.72%
US Equity	Neuberger Berman Genesis Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	1.03%	—	—	18.12%	15.42%	13.92%
US Equity	Neuberger Berman Genesis Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.93%	—	—	18.21%	15.54%	14.04%
Alternative	PanAgora Global Diversified Risk Portfolio*‡ - Class B Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.	1.09%	—	—	6.39%	8.60%	—
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.78%	—	—	5.42%	5.15%	2.91%
US Fixed Income	PIMCO Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.72%	—	—	-1.39%	3.89%	3.32%
US Fixed Income	PIMCO Total Return Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.62%	—	—	-1.30%	4.00%	3.42%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
Allocation	Schroders Global Multi-Asset Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited	0.92%	—	—	11.42%	7.43%	—
Allocation	SSGA Growth and Income ETF Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.76%	—	—	13.38%	10.04%	8.47%
Allocation	SSGA Growth ETF Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.79%	—	—	17.60%	11.73%	10.03%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.82%	—	—	19.95%	23.08%	18.97%
US Equity	T. Rowe Price Large Cap Growth Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.72%	—	—	20.08%	23.21%	19.09%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.95%	—	—	14.98%	17.90%	16.28%
US Equity	T. Rowe Price Mid Cap Growth Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.85%	—	—	14.98%	18.02%	16.40%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.74%	—	—	11.36%	15.95%	15.61%
US Equity	T. Rowe Price Small Cap Growth Portfolio† - Class E Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.64%	—	—	11.49%	16.08%	15.73%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.84%	—	—	31.80%	12.47%	11.98%
US Equity	Victory Sycamore Mid Cap Value Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.74%	—	—	31.91%	12.58%	—
US Fixed Income	Western Asset Management Government Income Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.69%	—	—	-1.97%	3.07%	2.29%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.79%	—	—	2.61%	5.30%	4.96%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.69%	—	—	2.68%	5.39%	5.06%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
					1 YEAR	5 YEAR	10 YEAR
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.73%	—	—	-1.77%	2.22%	1.71%
US Fixed Income	Western Asset Management U.S. Government Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.63%	—	—	-1.60%	2.33%	1.82%
*	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
†	The Portfolio is no longer available for additional allocations.
‡	Prior to the opening of business on May 2, 2022, the PanAgora Global Diversified Risk Portfolio of Brighthouse Funds Trust I merged with and into the PanAgora Global Diversified Risk Portfolio II (formerly AQR Global Risk Balanced Portfolio) of Brighthouse Funds Trust I. Values prior to May 2, 2022 reflect the performance of the PanAgora Global Diversified Risk Portfolio. Effective at close of business on April 29, 2022, the PanAgora Global Diversified Risk Portfolio II was renamed the PanAgora Global Diversified Risk Portfolio.
(1)	The Portfolio has an additional platform fee of .25%. This amount is included in the Mortality and Expense Risk Charge and is not a separate charge.
(2)	The BlackRock Ultra-Short Term Bond Division is only available in the C Class Deferred Annuity purchased after April 30, 2003, and Deferred Annuities issued in New York State and Washington State with the GMIB I, the GMIB II, the GMIB Plus I, the GMIB Plus II, the GWB I, the Enhanced GWB, the LWG I, the LWG II or the EDB I.
Some of the investment choices may not be available under the terms of your Deferred Annuity. Your Contract or other correspondence we provide You will indicate the Divisions that are available to You.

This Updating Summary Prospectus incorporates by reference all of the information contained in the Prospectus and the Statement of Additional Information, dated the same date as this Updating Summary Prospectus which are legally part of this Updating Summary Prospectus. You can obtain the Prospectus and Statement of Additional Information, without charge, by calling your Administrative Office at 1-800-638-7732, by going online at dfinview.com/metlife/tahd/MET000204, or by sending an email request to RCG@metlife.com. For Division transfers and Premium reallocations, for current information about your Contract values, to change or update Contract information such as your billing address, billing mode, beneficiary or ownership, for information about other Contract transactions, and to ask questions about your Contract, you may call your Administrative Office at 1-800-638-7732.
EDGAR ID: C000003506